Notes Analysis of Income and Expense - Summary of Breakdown of Plan Allocations (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value of plan assets [line items]
Profit loss	€ (33,530)	€ (21,913)	€ (15,013)
Plan ten 2016 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	896	210
Plan ten 2016 [member] | Allocation ofAGAP on 3 october 2016 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	533	151
Plan ten 2016 [member] | Allocation of SO on 3 october 2016 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	90	22
Plan ten 2016 [member] | Allocation of BSA on 3 october 2016 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	126	37
Plan ten 2016 [member] | Allocation ofAGAP on 7 january 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	92
Plan ten 2016 [member] | Allocation of SO on 7 january 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	46
Plan ten 2016 [member] | Allocation of BSA on 7 january 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	10
Plan 2014 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	245	968	1,124
Plan 2014 [member] | Allocation of BSPCE on 6 may 2016 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	138	498
Plan 2014 [member] | Allocation of BSPCE on 22 january 2014 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	7	21	12
Plan 2014 [member] | Allocation of BSPCE on 1 september 2015 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	51	261	209
Plan 2014 [member] | Allocation of BSA on 23 june 2015 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	50	187	385
Plan 2014 [member] | Allocation of BSPCE on 23 June 2015 [member]
Disclosure of fair value of plan assets [line items]
Profit loss			517
Plan six 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	578
Plan six 2017 [member] | Allocation of AGAP on 26 june 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	348
Plan six 2017 [member] | Allocation of SO on 26 june 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	65
Plan six 2017 [member] | Allocation of BSA on 26 june 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	165
Plan ten 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	49
Plan ten 2017 [member] | Allocation of AGAP on 3 october 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	27
Plan ten 2017 [member] | Allocation of SO on 3 october 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	23
TOTAL IFRS 2 EXPENSES [member]
Disclosure of fair value of plan assets [line items]
Profit loss	1,769	1,178	2,716
Plan 2012 [member]
Disclosure of fair value of plan assets [line items]
Profit loss			1,593
Plan 2012 [member] | Allocation of BSA on 29 April 2015 [member]
Disclosure of fair value of plan assets [line items]
Profit loss			512
Plan 2012 [member] | Allocation of BSA on 31 August 2015 [member]
Disclosure of fair value of plan assets [line items]
Profit loss			1,081
Employees [member] | Plan ten 2016 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	341	82
Employees [member] | Plan ten 2016 [member] | Allocation ofAGAP on 3 october 2016 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	250	71
Employees [member] | Plan ten 2016 [member] | Allocation of SO on 3 october 2016 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	45	11
Employees [member] | Plan ten 2016 [member] | Allocation of SO on 7 january 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	46
Employees [member] | Plan 2014 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	94	339	517
Employees [member] | Plan 2014 [member] | Allocation of BSPCE on 6 may 2016 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	94	339
Employees [member] | Plan 2014 [member] | Allocation of BSPCE on 23 June 2015 [member]
Disclosure of fair value of plan assets [line items]
Profit loss			517
Employees [member] | Plan six 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	200
Employees [member] | Plan six 2017 [member] | Allocation of AGAP on 26 june 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	156
Employees [member] | Plan six 2017 [member] | Allocation of SO on 26 june 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	44
Employees [member] | Plan ten 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	49
Employees [member] | Plan ten 2017 [member] | Allocation of AGAP on 3 october 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	27
Employees [member] | Plan ten 2017 [member] | Allocation of SO on 3 october 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	23
Employees [member] | TOTAL IFRS 2 EXPENSES [member]
Disclosure of fair value of plan assets [line items]
Profit loss	685	421	517
Executives [Member] | Plan ten 2016 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	419	91
Executives [Member] | Plan ten 2016 [member] | Allocation ofAGAP on 3 october 2016 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	283	80
Executives [Member] | Plan ten 2016 [member] | Allocation of SO on 3 october 2016 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	44	11
Executives [Member] | Plan ten 2016 [member] | Allocation ofAGAP on 7 january 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	92
Executives [Member] | Plan 2014 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	152	629	607
Executives [Member] | Plan 2014 [member] | Allocation of BSPCE on 6 may 2016 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	44	159
Executives [Member] | Plan 2014 [member] | Allocation of BSPCE on 22 january 2014 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	7	21	12
Executives [Member] | Plan 2014 [member] | Allocation of BSPCE on 1 september 2015 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	51	261	209
Executives [Member] | Plan 2014 [member] | Allocation of BSA on 23 june 2015 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	50	187	385
Executives [Member] | Plan six 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	213
Executives [Member] | Plan six 2017 [member] | Allocation of AGAP on 26 june 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	192
Executives [Member] | Plan six 2017 [member] | Allocation of SO on 26 june 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	21
Executives [Member] | TOTAL IFRS 2 EXPENSES [member]
Disclosure of fair value of plan assets [line items]
Profit loss	784	720	607
Directors [member] | Plan ten 2016 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	135	37
Directors [member] | Plan ten 2016 [member] | Allocation of BSA on 3 october 2016 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	126	37
Directors [member] | Plan ten 2016 [member] | Allocation of BSA on 7 january 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	10
Directors [member] | Plan six 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	165
Directors [member] | Plan six 2017 [member] | Allocation of BSA on 26 june 2017 [member]
Disclosure of fair value of plan assets [line items]
Profit loss	165
Directors [member] | TOTAL IFRS 2 EXPENSES [member]
Disclosure of fair value of plan assets [line items]
Profit loss	€ 300	€ 37	1,593
Directors [member] | Plan 2012 [member]
Disclosure of fair value of plan assets [line items]
Profit loss			1,593
Directors [member] | Plan 2012 [member] | Allocation of BSA on 29 April 2015 [member]
Disclosure of fair value of plan assets [line items]
Profit loss			512
Directors [member] | Plan 2012 [member] | Allocation of BSA on 31 August 2015 [member]
Disclosure of fair value of plan assets [line items]
Profit loss			€ 1,081